LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED JULY 7, 2021 TO THE

SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION (“SAI”) OF EACH FUND LISTED

IN SCHEDULE A

1a)

Effective immediately Legg Mason Investor Services, LLC, the distributor for each Fund listed in Schedule A, is renamed Franklin Distributors, LLC. All references to “Legg Mason Investor Services, LLC” and “LMIS” in each Fund’s Summary Prospectus, Prospectus and SAI are removed and replaced with “Franklin Distributors, LLC” and “Franklin Distributors,” respectively.

2a)	All references to “fund(s) sold by the Distributor” in the section titled “Share class features summary” in each Fund’s Prospectus is replaced with the following:

Legg Mason fund(s)*

*For exchange purposes, Legg Mason funds include those that are series of Legg Mason Partners Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Money Market Trust, Legg Mason Global Asset Management Trust and Western Asset Funds, Inc. Please contact your Service Agent or the fund for more information.

2b)

The second paragraph of the section titled “Additional information about each share class – Reductions, waivers or elimination of sales charges for Class A [and Class A2] shares – Letter of intent and accumulation privilege” in each Fund’s Prospectus is replaced with the following:

Eligible Purchases include: (i) any class of shares of any other Legg Mason fund other than shares of such funds offered through separately managed accounts that are managed by Legg Mason; and (ii) units of a Section 529 Plan managed by Legg Mason. For purposes of a letter of intent and the accumulation privilege, Legg Mason funds include those that are series of Legg Mason Partners Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust, Legg Mason Global Asset Management Trust and Western Asset Funds, Inc. and certain funds that are series of Legg Mason Partners Institutional Trust. Please contact your Service Agent or the fund for more information.

2c)	All references to “funds sold by the Distributor” in the section titled “Exchanging shares – Generally” in each Fund’s Prospectus is replaced with the following:

Legg Mason funds*

*For exchange purposes, Legg Mason funds include those that are series of Legg Mason Partners Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Money Market Trust, Legg Mason Global Asset Management Trust and Western Asset Funds, Inc. Please contact your Service Agent or the fund for more information.

3a)

The following replaces the second paragraph of the section titled “PURCHASE OF SHARES – Sales Charge Waivers and Reductions for Class A [and Class A2] Shares – Eligible Fund Purchases” in each Fund’s SAI:

For purposes of a letter of intent and the accumulation privilege, Legg Mason funds include those that are series of Legg Mason Partners Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust, Legg Mason Global Asset Management Trust and Western Asset Funds, Inc. and certain funds that are series of Legg Mason Partners Institutional Trust. Please contact your Service Agent or the Fund for more information.

3b)	All references to “fund(s) sold by the Distributor” in the section titled “EXCHANGE OF SHARES” in each Fund’s SAI is replaced with the following:

Legg Mason fund(s)*

*For exchange purposes, Legg Mason funds include those that are series of Legg Mason Partners Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Money Market Trust, Legg Mason Global Asset Management Trust and Western Asset Funds, Inc. Please contact your Service Agent or the Fund for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2021
BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2021
BrandywineGLOBAL – Global High Yield Fund	January 29, 2021
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2021
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2021
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2021
BrandywineGLOBAL – International Opportunities Bond Fund	May 1, 2021
ClearBridge Global Infrastructure Income Fund	January 29, 2021
ClearBridge International Growth Fund	March 1, 2021
ClearBridge Small Cap Fund	March 1, 2021
ClearBridge Value Trust	March 1, 2021
QS Global Market Neutral Fund	January 29, 2021
QS International Equity Fund	January 29, 2021
QS Strategic Real Return Fund	January 29, 2021
QS U.S. Small Capitalization Equity Fund	May 1, 2021
Martin Currie Emerging Markets Fund	January 29, 2021
Martin Currie International Unconstrained Equity Fund	September 30, 2020

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 29, 2020
ClearBridge All Cap Value Fund	January 29, 2021
ClearBridge Appreciation Fund	March 1, 2021
ClearBridge Dividend Strategy Fund	May 1, 2021
ClearBridge International Small Cap Fund	January 29, 2021
ClearBridge International Value Fund	March 1, 2021
ClearBridge Large Cap Growth Fund	March 31, 2021
ClearBridge Large Cap Value Fund	March 1, 2021
ClearBridge Mid Cap Fund	March 1, 2021

Fund	Date of Summary Prospectus, Prospectus and SAI
ClearBridge Mid Cap Growth Fund	March 1, 2021
ClearBridge Select Fund	March 1, 2021
ClearBridge Small Cap Growth Fund	March 1, 2021
ClearBridge Small Cap Value Fund	January 29, 2021
ClearBridge Sustainability Leaders Fund	March 1, 2021
ClearBridge Tactical Dividend Income Fund	March 1, 2021
QS Conservative Growth Fund	May 28, 2021
QS Defensive Growth Fund	May 28, 2021
QS Global Dividend Fund	January 29, 2021
QS Global Equity Fund	March 1, 2021
QS Growth Fund	May 28, 2021
QS Moderate Growth Fund	May 28, 2021
QS S&P 500 Index Fund	January 29, 2021
QS U.S. Large Cap Equity Fund	March 31, 2021

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 30, 2021
Western Asset Corporate Bond Fund	May 1, 2021
Western Asset Emerging Markets Debt Fund	June 30, 2021
Western Asset Global High Yield Bond Fund	May 1, 2021
Western Asset Income Fund	November 25, 2020
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2021
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2021
Western Asset Intermediate-Term Municipals Fund	August 1, 2020
Western Asset Managed Municipals Fund	June 30, 2021
Western Asset Massachusetts Municipals Fund	March 31, 2021
Western Asset Mortgage Total Return Fund	May 1, 2021
Western Asset Municipal High Income Fund	November 25, 2020
Western Asset New Jersey Municipals Fund	August 1, 2020
Western Asset New York Municipals Fund	August 1, 2020
Western Asset Oregon Municipals Fund	August 31, 2020
Western Asset Pennsylvania Municipals Fund	August 1, 2020
Western Asset Short Duration High Income Fund	November 25, 2020
Western Asset Short Duration Municipal Income Fund	June 30, 2021
Western Asset Short-Term Bond Fund	May 1, 2021
Western Asset Ultra-Short Income Fund	September 30, 2020

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2021
Western Asset Core Plus Bond Fund	May 1, 2021
Western Asset High Yield Fund	September 30, 2020
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2021
Western Asset Intermediate Bond Fund	September 30, 2020
Western Asset Macro Opportunities Fund	March 1, 2021
Western Asset Total Return Unconstrained Fund	September 30, 2020

Please retain this supplement for future reference

LMFX648517

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